Share Capital - Additional Information (Detail) $ in Thousands			1 Months Ended			3 Months Ended		12 Months Ended
	Dec. 15, 2021	Mar. 29, 2021	Mar. 31, 2023 USD ($)	Mar. 31, 2021 USD ($)	Jan. 31, 2021 CNY (¥)	Mar. 31, 2018 CNY (¥) shares	Mar. 31, 2018 USD ($) shares	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2021 USD ($) shares	Sep. 30, 2022 shares
Disclosure Of Classes Of Share Capital [Line Items]
Proceed from issuance of shares						¥ 437,000,000	$ 67,000
Share schemes trust withheld amount								¥ (100,000,000)		¥ (19,000,000)		¥ (105,000,000)
Payments for repurchase of shares								1,249,000,000		3,127,000,000		3,479,000,000
Proceeds from sale or issue of treasury shares										75,000,000	$ 9,160
Repurchase of shares								1,249,000,000		3,045,000,000		3,561,000,000
Issuance of ordinary shares						803,000,000	123,000
Business cooperation arrangements in turn of contents cooperation						¥ 365,000,000	$ 56,000
Lock up period of shares						3 years	3 years
Payments of cash in relation to put right								437,000,000	$ 67,000
Equity-settled share-based compensation								365,000,000	56,000
Expiry Of Puttable Ordinary Shares					¥ 535,000,000
Share Repurchase Scheme [Member]
Disclosure Of Classes Of Share Capital [Line Items]
Payments for repurchase of shares								1,249,000,000	$ 175,000	447,000,000			$ 553,000
Repurchase of shares										0
American Depositary Shares [Member]
Disclosure Of Classes Of Share Capital [Line Items]
Repurchase of shares								¥ 25,272,973		¥ 84,780,686		¥ 49,046,329
Period Of shares repurchased	12 months	12 months	24 months
Class A Ordinary Shares
Disclosure Of Classes Of Share Capital [Line Items]
Maximum repurchase amount | $			$ 500,000	$ 1,000,000
Number of treasury shares to the grantees for the exercise of share options | shares								24,532,300	24,532,300	11,906,200	11,906,200
Share schemes trust withheld | shares								3,319,513	3,319,513	1,188,136	1,188,136	1,878,732	1,878,732
Share schemes trust withheld amount								¥ 100,000,000		¥ 19,000,000		¥ 105,000,000
Shares held for share scheme Trust | shares								49,586,982	49,586,982	53,270,922	53,270,922
Number of shares issued | shares														42,000,000
Puttable Odinary Shares
Disclosure Of Classes Of Share Capital [Line Items]
Ordinary shares issued | shares						24,757,517	24,757,517